Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Summary of Preferred Stock
The Preferred Stock as of March 31, 2024 and December 31, 2023 consisted of the following (in thousands, expect share and per share amounts):

		March 31, 2024 and December 31, 2023
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 Preferred Stock	$0.0001	4,118,120	4,118,120	$45,016	$54,308	4,118,120
Series A-2 Preferred Stock	$0.0001	1,649,188	1,649,188	21,654	21,749	1,649,188
Series A-3 Preferred Stock	$0.0001	696,516	696,516	9,187	7,348	696,516
Series A-4 Preferred Stock	$0.0001	361,659	361,659	4,770	4,054	361,659

		6,825,483	6,825,483	$80,627	$87,459	6,825,483

Preferred Stock consisted of the following (in thousands, expect share and per share amounts):

		December 31, 2023
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 Preferred Stock	$0.0001	4,118,120	4,118,120	$45,016	$54,308	4,118,120
Series A-2 Preferred Stock	$0.0001	1,649,188	1,649,188	21,654	21,749	1,649,188
Series A-3 Preferred Stock	$0.0001	696,516	696,516	9,187	7,348	696,516
Series A-4 Preferred Stock	$0.0001	361,659	361,659	4,770	4,054	361,659

		6,825,483	6,825,483	$ 80,627	$ 87,459	6,825,483

		December 31, 2022
	Par Value	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A-1 Preferred Stock	$0.0001	4,118,120	4,118,120	$45,016	$54,308	4,118,120
Series A-2 Preferred Stock	$0.0001	1,649,188	1,649,188	21,654	21,749	1,649,188
Series A-3 Preferred Stock	$0.0001	696,516	696,516	9,187	7,348	696,516
Series A-4 Preferred Stock	$0.0001	361,659	361,659	4,770	4,054	361,659

		6,825,483	6,825,483	$ 80,627	$ 87,459	6,825,483